UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Short Duration Diversified Income Fund (EVG)
Semi-Annual Report
April 30, 2026

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report April 30, 2026
Eaton Vance
Short Duration Diversified Income Fund

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Performance

Portfolio Manager(s) Peter M. Campo, CFA, Andrew Szczurowski, CFA, Akbar A. Causer and Federico Sequeda, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/28/2005	2.80%	9.75%	5.18%	5.16%
Fund at Market Price	—	(0.28)	6.31	4.96	5.87

Bloomberg U.S. Aggregate Bond Index	—	0.54%	4.06%	0.18%	1.67%
Blended Index	—	1.91	7.67	3.35	—
% Premium/Discount to NAV[3]
As of period end	(4.27)%
Distributions [4]
Total Distributions per share for the period	$0.45
Distribution Rate at NAV	7.84%
Distribution Rate at Market Price	8.19
% Total Leverage[5]
Borrowings	10.80%
Derivatives	11.63
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund’s net assets amounted to 119.6%.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Spread Index is the spread component of the J.P. Morgan EMBI Global Diversified. J.P. Morgan EMBI Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. The J.P. Morgan EMBI Global Diversified Spread Index commenced on July 27, 2016; accordingly the Ten Years return is not available. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 33.33% Morningstar® LSTA® US Leveraged Loan IndexSM, 33.33% ICE BofA U.S. Mortgage-Backed Securities Index and 33.34% J.P. Morgan EMBI Global Diversified Spread Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, if applicable, the returns would be lower.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.1%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.723%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	$1,000	$ 1,004,615
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.637%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	976,745
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 6.923%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,501,530
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.825%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,449,665
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.823%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	500	500,974
Series 2019-22A, Class DRR, 6.573%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,500	1,502,128
New Mountain CLO 6 Ltd., Series CLO-6A, Class E, 9.775%, (3 mo. SOFR + 6.10%), 10/15/37(1)(2)	1,000	1,002,034
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.675%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	1,000	1,002,089
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 6.672%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	1,000	1,001,691
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	500	505,002
Voya CLO Ltd., Series 2015-3A, Class DR, 10.137%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,864,108
Total Asset-Backed Securities (identified cost $12,450,188)		$ 12,310,581

Collateralized Mortgage Obligations — 26.0%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$392	$ 384,822
Champs Trust:
Series 2024-1, Class A, 9.45%, 7/25/59(1)(4)	759	776,271
Series 2024-2, Class A, 8.752%, 11/25/59(1)(4)	769	789,947
Series 2025-1, Class A, 7.93%, 4/25/60(1)(4)	1,528	1,574,457
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	45	45,881
Series 2167, Class BZ, 7.00%, 6/15/29	8	8,133
Series 2182, Class ZB, 8.00%, 9/15/29	40	40,615
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,028,922
Series 5410, Class KY, 6.00%, 5/25/54	2,000	2,058,257
Series 5508, Class SC, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	561	611,473
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5513, Class MQ, 7.595%, (30-day SOFR Average + 3.95%), 6/25/54(2)	$673	$ 681,819
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	1,528	1,572,202
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	762	784,738
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)	798	824,356
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	460	469,388
Series 5604, Class SQ, 10.477%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(5)	473	499,110
Series 5644, Class SE, 9.184%, (22.55% - 30-day SOFR Average x 3.667), 4/25/56(5)	992	1,055,599
Series 5660, Class SC, 8.531%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	1,000	1,066,207
Series 5662, Class SA, 8.022%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	500	522,552
Interest Only:(6)
Series 362, Class C7, 3.50%, 9/15/47	803	152,565
Series 2770, Class SH, 3.346%, (6.986% - 30-day SOFR Average), 3/15/34(5)	276	23,753
Series 2981, Class CS, 2.966%, (6.606% - 30-day SOFR Average), 5/15/35(5)	137	7,177
Series 3114, Class TS, 2.896%, (6.536% - 30-day SOFR Average), 9/15/30(5)	114	3,124
Series 3339, Class JI, 2.836%, (6.476% - 30-day SOFR Average), 7/15/37(5)	502	35,573
Series 4109, Class ES, 2.396%, (6.036% - 30-day SOFR Average), 12/15/41(5)	31	3,145
Series 4163, Class GS, 2.446%, (6.086% - 30-day SOFR Average), 11/15/32(5)	759	41,761
Series 4169, Class AS, 2.496%, (6.136% - 30-day SOFR Average), 2/15/33(5)	338	18,478
Series 4203, Class QS, 2.496%, (6.136% - 30-day SOFR Average), 5/15/43(5)	457	29,578
Series 4370, Class IO, 3.50%, 9/15/41	3	2
Series 4497, Class CS, 2.446%, (6.086% - 30-day SOFR Average), 9/15/44(5)	84	2,034
Series 4507, Class EI, 4.00%, 8/15/44	498	48,147
Series 4629, Class QI, 3.50%, 11/15/46	382	67,001
Series 4644, Class TI, 3.50%, 1/15/45	287	34,721
Series 4744, Class IO, 4.00%, 11/15/47	387	78,994
Series 4749, Class IL, 4.00%, 12/15/47	302	61,840
Series 4768, Class IO, 4.00%, 3/15/48	358	73,216
Series 4772, Class PI, 4.00%, 1/15/48	260	51,913
Series 4966, Class SY, 2.29%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,408	169,727
Principal Only:(7)
Series 3309, Class DO, 0.00%, 4/15/37	298	242,777
Series 4478, Class PO, 0.00%, 5/15/45	146	107,692

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 1997-38, Class N, 8.00%, 5/20/27	$6	$ 5,823
Series 2007-74, Class AC, 5.00%, 8/25/37	283	285,168
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	91	89,329
Series 2012-134, Class ZT, 2.00%, 12/25/42	437	317,334
Series 2013-6, Class TA, 1.50%, 1/25/43	162	146,271
Series 2015-74, Class SL, 0.141%, (2.282% - 30-day SOFR Average x 0.587), 10/25/45(5)	867	544,991
Series 2017-15, Class LE, 3.00%, 6/25/46	24	23,645
Series 2025-16, Class NA, 6.795%, (30-day SOFR Average + 3.15%), 1/25/55(2)	698	697,014
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	911	929,483
Interest Only:(6)
Series 2004-46, Class SI, 2.24%, (5.886% - 30-day SOFR Average), 5/25/34(5)	114	3,671
Series 2005-17, Class SA, 2.94%, (6.586% - 30-day SOFR Average), 3/25/35(5)	269	20,530
Series 2006-42, Class PI, 2.83%, (6.476% - 30-day SOFR Average), 6/25/36(5)	356	23,589
Series 2006-44, Class IS, 2.84%, (6.486% - 30-day SOFR Average), 6/25/36(5)	338	25,066
Series 2007-50, Class LS, 2.69%, (6.336% - 30-day SOFR Average), 6/25/37(5)	310	27,157
Series 2008-26, Class SA, 2.44%, (6.086% - 30-day SOFR Average), 4/25/38(5)	382	29,845
Series 2008-61, Class S, 2.34%, (5.986% - 30-day SOFR Average), 7/25/38(5)	498	24,523
Series 2010-109, Class PS, 2.84%, (6.486% - 30-day SOFR Average), 10/25/40(5)	548	37,519
Series 2010-147, Class KS, 2.19%, (5.836% - 30-day SOFR Average), 1/25/41(5)	461	15,326
Series 2012-118, Class IN, 3.50%, 11/25/42	905	165,035
Series 2012-150, Class PS, 2.39%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,512	147,761
Series 2012-150, Class SK, 2.39%, (6.036% - 30-day SOFR Average), 1/25/43(5)	602	62,017
Series 2013-23, Class CS, 2.49%, (6.136% - 30-day SOFR Average), 3/25/33(5)	339	18,662
Series 2014-32, Class EI, 4.00%, 6/25/44	155	27,982
Series 2014-55, Class IN, 3.50%, 7/25/44	313	56,590
Series 2014-80, Class BI, 3.00%, 12/25/44	713	110,706
Series 2014-89, Class IO, 3.50%, 1/25/45	247	45,551
Series 2015-14, Class KI, 3.00%, 3/25/45	604	92,567
Series 2015-52, Class MI, 3.50%, 7/25/45	305	55,794
Series 2015-57, Class IO, 3.00%, 8/25/45	1,153	183,506
Series 2015-93, Class BS, 2.39%, (6.036% - 30-day SOFR Average), 8/25/45(5)	316	21,840
Series 2018-21, Class IO, 3.00%, 4/25/48	611	98,853
Series 2020-23, Class SP, 2.29%, (5.936% - 30-day SOFR Average), 2/25/50(5)	1,149	139,341
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-45, Class IJ, 2.50%, 7/25/50	$1,546	$ 222,729
Principal Only:(7) Series 2006-8, Class WQ, 0.00%, 3/25/36	245	205,741
Government National Mortgage Association:
Series 2022-189, Class US, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	190	205,221
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,182	1,217,212
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	1,033,971
Series 2023-97, Class CB, 6.00%, 7/20/53	1,000	1,027,996
Series 2023-115, Class AL, 6.00%, 8/20/53	500	516,630
Series 2023-149, Class S, 10.53%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	431	474,605
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	1,031,067
Series 2023-165, Class DY, 6.00%, 11/20/53	997	1,023,544
Series 2023-165, Class EY, 6.50%, 11/20/53	2,000	2,079,900
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	1,031,074
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	1,030,862
Series 2025-139, Class MT, 6.94%, (30-day SOFR Average + 3.30%), 4/20/55(2)	564	573,809
Series 2025-205, Class SP, 9.954%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(5)	987	1,056,357
Series 2026-5, Class QS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(5)	991	1,077,117
Series 2026-28, Class PS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(5)	994	1,058,109
Series 2026-63, Class SW, 9.198%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(5)	500	536,324
Interest Only:(6)
Series 2017-121, Class DS, 0.725%, (4.386% - 1 mo. SOFR), 8/20/47(5)	616	22,986
Series 2020-146, Class IQ, 2.00%, 10/20/50	4,593	570,416
Series 2021-131, Class QI, 3.00%, 7/20/51	2,410	313,263
Series 2021-193, Class IU, 3.00%, 11/20/49	4,797	683,372
Series 2021-209, Class IW, 3.00%, 11/20/51	3,623	483,894
JPM Lending Facility, 10.649%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,241,830
Total Collateralized Mortgage Obligations (identified cost $48,057,242)		$ 39,238,485

Commercial Mortgage-Backed Securities — 6.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$795	$ 727,754
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	1,605	1,438,316
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.713%, 2/15/50(1)(4)	700	526,352

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.622%, 8/10/50(1)(4)	$2,168	$ 2,100,893
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.305%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	500	506,596
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.663%, 9/15/47(1)(4)	480	322,800
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	871,760
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(8)	250	223,682
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)(9)	1,227	769,444
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.021%, 4/10/46(1)(4)	848	791,577
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	922	837,206
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	958,604
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	371,581
Total Commercial Mortgage-Backed Securities (identified cost $10,319,338)		$ 10,446,565

Common Stocks — 0.7%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(10)(11)	2,596	$ 24,661
		$ 24,661
Electronic Equipment, Instruments & Components — 0.1%
Luxco Co. Ltd.(10)(11)	914	$ 18,892
Range Red Acquisitions LLC, Class A1(10)(11)(12)	74	102,004
		$ 120,896
Electronics/Electrical — 0.0%†
Skillsoft Corp.(10)(11)	585	$ 4,516
		$ 4,516
Health Care — 0.2%
Cano Health, Inc.(10)(11)(12)	3,285	$ 0
Envision Parent, Inc.(10)(11)	10,840	208,128
		$ 208,128
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(10)(11)	17,110	$ 158,268
Security	Shares	Value
Household Durables (continued)
Serta SSB Equipment Co.(10)(11)(12)	17,110	$ 0
		$ 158,268
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(10)(11)(12)	1,465	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	3,122	$ 0
		$ 0
Pharmaceuticals — 0.3%
Keenova Therapeutics PLC(10)	63	$ 5,657
Mallinckrodt International Finance SA(10)(11)	5,076	455,781
Par Health, Inc.(10)(11)	5,139	20,718
		$ 482,156
Software and Services — 0.0%
Blackboard LLC(10)(11)(12)	1,857	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu (10)(11)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,113,521)		$ 998,625

Corporate Bonds — 17.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Bombardier, Inc., 7.25%, 7/1/31(1)	$150	$ 158,016
TransDigm, Inc.:
4.625%, 1/15/29	150	148,133
4.875%, 5/1/29	250	247,258
6.625%, 3/1/32(1)	200	205,789
		$ 759,196
Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(13)	$316	$ 347,563
		$ 347,563

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Automotive — 0.4%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	$197	$ 189,015
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	72	74,420
6.75%, 9/15/32(1)	60	61,411
Realtruck Group, Inc., 6.25%, 7/31/31(1)	68	25,313
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	200	195,760
		$ 545,919
Banks — 0.1%
Eldik Bank OAO, 8.50%, 4/23/31(14)	$200	$ 200,554
		$ 200,554
Building and Development — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	$50	$ 47,641
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	200	186,099
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	159	162,980
LBM Acquisition LLC, 9.50%, 6/15/31(1)	100	87,623
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	192	191,979
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	200	176,707
		$ 853,029
Building Materials — 0.7%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 464,358
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	370	375,430
Standard Industries, Inc., 3.375%, 1/15/31(1)	200	181,667
		$ 1,021,455
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	$100	$ 104,964
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	200	198,618
		$ 303,582
Cable and Satellite Television — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$408	$ 386,965
5.125%, 5/1/27(1)	62	61,962
		$ 448,927
Chemicals — 0.3%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$200	$ 206,060
Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	$300	$ 293,499
		$ 499,559
Chemicals and Plastics — 0.2%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	$132	$ 142,795
Valvoline, Inc., 3.625%, 6/15/31(1)	200	182,317
		$ 325,112
Commercial Services — 0.7%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 295,376
Korn Ferry, 4.625%, 12/15/27(1)	286	284,384
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	241	240,415
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	208	216,654
		$ 1,036,829
Computers — 0.3%
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)	$150	$ 151,685
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	100	99,242
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	200	222,555
		$ 473,482
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	$125	$ 117,706
8.75%, 4/15/30(1)	125	113,489
		$ 231,195
Distribution & Wholesale — 0.3%
RB Global Holdings, Inc., 6.75%, 3/15/28(1)	$200	$ 202,962
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	200	209,027
		$ 411,989
Diversified Financial Services — 0.4%
Hightower Holding LLC, 9.125%, 1/31/30(1)	$100	$ 104,305
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	88	89,883
Rocket Cos., Inc., 6.375%, 8/1/33(1)	100	101,345
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	100	92,897
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	100	105,094
UWM Holdings LLC, 6.25%, 3/15/31(1)	85	78,885
		$ 572,409

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	$200	$ 177,168
		$ 177,168
Ecological Services and Equipment — 0.3%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$238	$ 235,353
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	200	206,482
		$ 441,835
Electric Utilities — 0.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)	$200	$ 204,954
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	200	198,892
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	393	401,227
6.625%, 3/15/32(1)	93	96,433
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	200	198,633
		$ 1,100,139
Electronics/Electrical — 0.4%
Ingram Micro, Inc., 4.75%, 5/15/29(1)	$391	$ 384,530
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	183,374
		$ 567,904
Energy — 0.2%
Sunoco LP:
7.25%, 5/1/32(1)	$191	$ 200,124
7.875% to 9/18/30(1)(15)(16)	176	182,362
		$ 382,486
Engineering & Construction — 0.3%
TopBuild Corp., 4.125%, 2/15/32(1)	$150	$ 150,101
VM Consolidated, Inc., 5.50%, 4/15/29(1)	360	353,202
		$ 503,303
Entertainment — 0.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 206,039
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)	134	130,325
7.00%, 2/15/30(1)	200	203,165
Churchill Downs, Inc., 5.75%, 4/1/30(1)	70	69,812
Voyager Parent LLC, 9.25%, 7/1/32(1)	120	127,680
		$ 737,021
Security	Principal Amount (000's omitted)	Value
Food Products — 0.0%†
Chobani LLC/Chobani Finance Corp., Inc., 6.375%, 4/15/34(1)	$70	$ 71,467
		$ 71,467
Food Service — 0.6%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	$212	$ 201,803
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	250	247,771
7.625%, 7/1/29(1)	212	219,109
TKC Holdings, Inc., 8.50%, 8/15/30(1)	230	235,578
		$ 904,261
Food/Drug Retailers — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	$46	$ 45,056
5.625%, 3/31/32(1)	91	89,813
		$ 134,869
Health Care — 1.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	$118	$ 114,966
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	43	44,261
LifePoint Health, Inc., 5.375%, 1/15/29(1)	210	202,667
Medline Borrower LP, 5.25%, 10/1/29(1)	700	697,025
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	391	362,572
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	387,402
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)	84	88,355
		$ 1,897,248
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$302	$ 288,075
		$ 288,075
Home Furnishings — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(1)	$216	$ 199,904
		$ 199,904
Homebuilders/Real Estate — 0.1%
Risewell Homes, Inc., 8.50%, 11/1/30(1)	$110	$ 112,527
		$ 112,527

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Equipment — 0.0%†
Madison IAQ LLC, 5.875%, 6/30/29(1)	$83	$ 82,843
		$ 82,843
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
5.875%, 11/1/29(1)	$200	$ 196,187
6.75%, 10/15/27(1)	100	99,989
7.00%, 1/15/31(1)	87	88,852
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	107	111,836
8.375%, 2/1/34(1)	34	33,572
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	192	193,008
		$ 723,444
Internet Software & Services — 0.0%†
Cars.com, Inc., 6.375%, 11/1/28(1)	$47	$ 46,235
		$ 46,235
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	$150	$ 145,020
		$ 145,020
Leisure Goods/Activities/Movies — 0.1%
NCL Corp. Ltd., 7.75%, 2/15/29(1)	$100	$ 104,437
Patrick Industries, Inc., 6.375%, 11/1/32(1)	88	88,754
		$ 193,191
Lodging and Casinos — 0.3%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)	$400	$ 406,420
		$ 406,420
Machinery — 0.1%
ESAB Corp., 6.25%, 4/15/29(1)	$100	$ 101,446
		$ 101,446
Media — 0.2%
CSC Holdings LLC, 11.25%, 5/15/28(1)	$200	$ 162,869
Nexstar Media, Inc.:
6.50%, 9/15/33(1)	67	67,559
7.25%, 4/15/34(1)	59	59,419
Univision Communications, Inc., 8.875%, 4/15/33(1)	20	20,124
		$ 309,971
Security	Principal Amount (000's omitted)	Value
Metals/Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	$200	$ 209,338
Constellium SE, 3.75%, 4/15/29(1)	250	241,265
		$ 450,603
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	$150	$ 149,795
		$ 149,795
Oil and Gas — 2.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	$285	$ 297,858
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	100	102,438
Petroleos de Venezuela SA:
5.375%, 4/12/27(9)(14)	360	136,274
6.00%, 10/28/22(9)(14)	480	171,529
6.00%, 5/16/24(9)(14)	311	122,977
6.00%, 11/15/26(9)(14)	238	94,572
8.50%, 10/20/27	240	277,200
9.00%, 11/17/21(9)(14)	296	134,525
9.75%, 5/17/35(9)(14)	301	142,646
12.75%, 2/17/22(9)(14)	272	140,034
Petroleos Mexicanos:
5.95%, 1/28/31	110	107,685
6.70%, 2/16/32	100	100,389
6.75%, 9/21/47	300	252,893
6.84%, 1/23/30	455	463,436
Petronas Capital Ltd.:
2.48%, 1/28/32(14)	500	450,348
4.55%, 4/21/50(14)	200	173,855
5.34%, 4/3/35(14)	200	206,550
Sonangol Finance Ltd., 10.00%, 1/29/31(14)	200	204,829
		$ 3,580,038
Packaging & Containers — 0.1%
Sword Purchaser LLC, 8.25%, 4/15/33(1)	$111	$ 113,664
		$ 113,664
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$200	$ 206,688
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	233	179,703
		$ 386,391

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pipelines — 0.1%
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	$27	$ 28,001
8.375%, 2/15/32(1)	42	44,100
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)	40	40,330
Venture Global LNG, Inc.:
9.00% to 9/30/29(1)(15)(16)	59	58,394
9.875%, 2/1/32(1)	59	63,326
		$ 234,151
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	$134	$ 133,077
8.00%, 8/1/29(1)	200	200,235
		$ 333,312
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 3/15/33(1)	$60	$ 63,069
7.75%, 4/15/28(1)	63	63,494
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150	149,872
		$ 276,435
Real Estate Investment Trusts (REITs) — 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	$90	$ 93,806
		$ 93,806
Retail — 0.4%
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	$93	$ 97,851
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	400	389,646
Park River Holdings, Inc., 8.00%, 3/15/31(1)	100	100,651
		$ 588,148
Retailers (Except Food and Drug) — 0.1%
Michaels Cos., Inc., 8.50%, 3/15/33(1)	$93	$ 91,914
		$ 91,914
Software — 0.4%
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	$97	$ 94,523
9.00%, 9/30/29(1)	195	191,629
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(1)	143	147,415
Security	Principal Amount (000's omitted)	Value
Software (continued)
OAK-Eagle Acquireco, Inc.: (continued)
8.75%, 7/1/34(1)	$109	$ 113,495
		$ 547,062
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 243,900
		$ 243,900
Telecommunications — 0.4%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	$70	$ 69,349
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	35	37,639
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	45	45,713
Ciena Corp., 4.00%, 1/31/30(1)	50	47,933
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)(17)	48	47,905
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	200	209,471
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	209,823
		$ 667,833
Transportation — 0.0%†
Seaspan Corp., 5.50%, 8/1/29(1)	$76	$ 72,707
		$ 72,707
Utilities — 0.3%
NRG Energy, Inc., 5.75%, 1/15/34(1)	$29	$ 28,803
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	69,351
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	320	334,201
		$ 432,355
Total Corporate Bonds (identified cost $24,480,606)		$ 25,819,691

Preferred Stocks — 0.0%†
Security	Shares	Value
Beverages — 0.0%†
City Brewing TopCo LLC(10)(11)(12)	5,554	$ 29,158
		$ 29,158
Software and Services — 0.0%†
Blackboard LLC, Series A(10)(11)(12)	1,324	$ 24,269
		$ 24,269

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(10)	870	$ 17,291
Series G1(10)	601	11,945
		$ 29,236
Total Preferred Stocks (identified cost $103,418)		$ 82,663

Senior Floating-Rate Loans — 19.7%(18)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	189	$ 189,883
Term Loan, 12/11/31(19)	9	9,280
		$ 199,163
Airlines — 0.1%
American Airlines, Inc., Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	110	$ 109,273
		$ 109,273
Apparel & Luxury Goods — 0.2%
Gloves Buyer, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	274	$ 273,938
		$ 273,938
Auto Components — 0.6%
Adient U.S. LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	78	$ 78,014
Autokiniton U.S. Holdings, Inc., Term Loan, 7.767%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	167	165,309
Clarios Global LP, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	261	262,513
DexKo Global, Inc., Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31	124	118,352
Garrett LX I SARL, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	89	89,122
RealTruck Group, Inc.:
Term Loan, 8.517%, (3 mo. USD Term SOFR + 4.75%), 1/31/31	40	23,333
Term Loan, 9.767%, (3 mo. USD Term SOFR + 6.00%), 1/31/31	98	57,061
Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
RealTruck Group, Inc.: (continued)
Term Loan, 1/31/31(20)	65	$ 66,047
		$ 859,751
Automobiles — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 1/22/31	0 (21)	$ 50
MajorDrive Holdings IV LLC, Term Loan, 9.35%, (3 mo. USD Term SOFR + 5.50%), 6/1/29	79	75,707
		$ 75,757
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	142	$ 139,507
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30	11	1,625
		$ 141,132
Biotechnology — 0.1%
Grifols Worldwide Operations USA, Inc., Term Loan, 6.187%, (6 mo. USD Term SOFR + 2.50%), 4/14/33	175	$ 175,609
		$ 175,609
Broadline Retail — 0.2%
Peer Holding III BV:
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	147	$ 147,625
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	173	173,503
		$ 321,128
Building Products — 0.1%
LBM Acquisition LLC, Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	100	$ 89,039
MI Windows & Doors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	97	95,524
		$ 184,563
Capital Markets — 0.2%
Aretec Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/9/30	161	$ 161,657
Franklin Square Holdings LP, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	123	114,216
		$ 275,873

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals — 0.3%
Discovery Purchaser Corp., Term Loan, 10/4/29(20)	75	$ 74,409
INEOS U.S. Finance LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	105	97,669
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	317	314,140
		$ 486,218
Commercial Services & Supplies — 0.8%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	216	$ 216,878
EnergySolutions LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	120	121,073
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	166	166,523
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	74	74,842
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	174	174,724
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	250	251,434
Monitronics International, Inc., Term Loan, 11.414% - 11.461%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28	12	11,916
Prime Security Services Borrower LLC, Term Loan, 5.657%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	111	110,791
Reworld Holding Corp.:
Term Loan, 5.911%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	129	129,325
Term Loan, 5.911%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	21	21,015
		$ 1,278,521
Construction Materials — 0.1%
Quikrete Holdings, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	198	$ 198,390
		$ 198,390
Consumer Staples Distribution & Retail — 0.1%
Boots Group Bidco Ltd., Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	175	$ 175,791
		$ 175,791
Containers & Packaging — 0.5%
Berlin Packaging LLC, Term Loan, 6.932% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/7/31	169	$ 166,269
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		61	$ 58,366
Pregis TopCo Corp., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		94	93,935
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.663%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		200	195,850
Sword Purchaser LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		225	218,812
			$ 733,232
Distributors — 0.2%
Parts Europe SA, Term Loan, 4.92%, (3 mo. EURIBOR + 2.75%), 2/6/31	EUR	200	$ 236,893
			$ 236,893
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		140	$ 140,012
			$ 140,012
Diversified Telecommunication Services — 0.2%
Altice France SA, Term Loan, 10.548%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		153	$ 156,227
Virgin Media Bristol LLC, Term Loan, 7.019%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		175	171,792
			$ 328,019
Electric Utilities — 0.2%
MRP Buyer LLC:
Term Loan, 6.942% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		28	$ 28,281
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		221	221,769
			$ 250,050
Electrical Equipment — 0.3%
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		298	$ 298,660
Nvent Electric PLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		149	149,434
			$ 448,094
Electronic Equipment, Instruments & Components — 0.5%
Chamberlain Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		412	$ 411,855

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Creation Technologies, Inc., Term Loan, 9.436%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	144	$ 143,191
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(12)	27	21,478
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(12)	113	90,097
Verifone Systems, Inc., Term Loan, 9.175%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	77	72,870
		$ 739,491
Energy Equipment & Services — 0.1%
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31	148	$ 149,068
		$ 149,068
Engineering & Construction — 0.3%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	95	$ 95,518
Azuria Water Solutions, Inc.:
Term Loan, 4/25/33(20)	154	154,605
Term Loan, 4/25/33(20)	21	20,614
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	221	222,819
		$ 493,556
Entertainment — 0.2%
Electronic Arts, Inc., Term Loan, 3/24/33(20)	150	$ 150,225
Pretzel Parent, Inc., Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	74	69,028
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31	150	149,569
		$ 368,822
Financial Services — 0.4%
CPI Holdco B LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	148	$ 147,901
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	83	83,289
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	172	172,869
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	124	114,365
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	99	99,247
		$ 617,671
Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products — 0.4%
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	284	$ 282,715
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31	125	125,742
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	149	149,201
PFI Lower Midco LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	75	75,421
		$ 633,079
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	110	$ 110,496
Journey Personal Care Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 3/1/28	117	115,281
		$ 225,777
Health Care Providers & Services — 1.5%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	144	$ 143,705
Cano Health LLC:
Term Loan, 11.509% - 11.743%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(12)(19)	4	4,424
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(12)	17	0
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	95	95,782
ExamWorks BidCo, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/6/33	121	121,551
Global Medical Response, Inc., Term Loan, 7.157%, (1 mo. USD Term SOFR + 3.50%), 10/1/32	100	100,244
Hanger, Inc.:
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	153	154,607
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(19)	20	20,033
IVC Acquisition Ltd., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28	147	146,761
National Mentor Holdings, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	322	323,424
Pacific Dental Services LLC, Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	172	172,512
Phoenix Guarantor, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	225	226,441
Raven Acquisition Holdings LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	185	183,959
Term Loan, 11/19/31(19)	13	13,273

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Reverb Buyer, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	192	$ 138,370
Select Medical Corp.:
Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	123	123,361
Term Loan, 12/31/31(20)	75	75,375
Surgery Center Holdings, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	191	191,970
		$ 2,235,792
Health Care Technology — 0.2%
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	96	$ 95,672
Project Ruby Ultimate Parent Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	167	167,338
		$ 263,010
Hotels, Restaurants & Leisure — 1.8%
1011778 BC Unlimited Liability Co., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 9/20/30	792	$ 793,791
Caesars Entertainment, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	319	309,245
Delivery Hero SE, Term Loan, 8.639%, (3 mo. USD Term SOFR + 5.00%), 12/12/29	150	149,435
Fertitta Entertainment LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	220	218,478
Flutter Financing BV, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	440	439,325
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	103	95,929
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	236	237,248
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	135	128,092
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	119	118,407
Turquoise Topco Ltd., Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.25%), 12/30/32	125	122,969
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	100	99,657
		$ 2,712,576
Household Durables — 0.4%
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	124	$ 123,675
Borrower/Description	Principal Amount* (000's omitted)	Value
Household Durables (continued)
Serta Simmons Bedding LLC:
Term Loan, 11.287%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	27	$ 26,990
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	248	233,647
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	173	174,125
		$ 558,437
Independent Power and Renewable Electricity Producers — 0.1%
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	121	$ 121,880
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	8	7,927
		$ 129,807
Insurance — 1.1%
Acrisure LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	125	$ 123,032
Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/21/32	125	122,878
Alera Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 5/30/32	149	147,449
Alliant Holdings Intermediate LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	119	119,388
Broadstreet Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/13/31	148	146,747
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	456	457,995
Ryan Specialty Group LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	148	148,773
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	367	367,712
		$ 1,633,974
IT Services — 0.5%
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33	215	$ 212,032
Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	138	138,165
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	175	172,120

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Newfold Digital Holdings Group, Inc., Term Loan, 7.26%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		42	$ 29,148
Sedgwick Claims Management Services, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		163	162,456
			$ 713,921
Life Sciences Tools & Services — 0.1%
Loire Finco Luxembourg SARL, Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 1/21/30	EUR	108	$ 127,400
Sotera Health Holdings LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		94	94,298
			$ 221,698
Machinery — 0.8%
Apex Tool Group LLC, Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		3	$ 1,101
Cleanova U.S. Holdings LLC, Term Loan, 6/14/32(20)		75	74,250
Conair Holdings LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		140	99,326
CPM Holdings, Inc., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		45	45,569
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		114	114,526
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		123	123,443
Filtration Group Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/21/28		91	90,859
Gates Global LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		121	121,583
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		120	120,787
Resilience Parent LLC, Term Loan, 6.126%, (6 mo. USD Term SOFR + 2.50%), 2/28/33		175	175,612
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		311	314,507
			$ 1,281,563
Media — 0.1%
Gray Television, Inc., Term Loan, 6.779%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		78	$ 78,015
Nexstar Broadcasting, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/18/33		100	100,055
			$ 178,070
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining — 0.1%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(22)		63	$ 63,256
Zekelman Industries, Inc., Term Loan, 5.908%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		117	117,364
			$ 180,620
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33		225	$ 225,633
Hilcorp Energy I LP, Term Loan, 5.411%, (1 mo. USD Term SOFR + 1.75%), 2/11/30		99	99,371
Matador Bidco SARL, Term Loan, 8.002%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		131	130,346
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.904%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		143	143,425
Traverse Midstream Partners LLC, Term Loan, 4/21/33(20)		75	75,211
UGI Energy Services LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/22/30		213	214,203
			$ 888,189
Pharmaceuticals — 0.1%
Jazz Financing Lux SARL, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		153	$ 154,332
			$ 154,332
Professional Services — 1.0%
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		149	$ 149,045
Citrin Cooperman Advisors LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		174	168,422
CoreLogic, Inc., Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		233	228,786
Employbridge Holding Co.:
Term Loan, 9.20%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		129	86,687
Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		203	38,258
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		191	189,171
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	75	89,190
Grant Thornton Advisors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		229	222,630
Heritage Environmental Services, Inc., Term Loan, 6.677%, (3 mo. USD Term SOFR + 3.00%), 4/1/33		150	150,750

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	111	$ 131,267
Trans Union LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		105	104,844
			$ 1,559,050
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		342	$ 344,251
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		142	142,330
Greystar Real Estate Partners LLC, Term Loan, 8/21/30(20)		50	50,187
			$ 536,768
Road & Rail — 0.2%
Kenan Advantage Group, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		333	$ 332,392
			$ 332,392
Software — 2.8%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		395	$ 389,960
Boxer Parent Co., Inc., Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		257	238,377
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		249	231,411
Cloudera, Inc., Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		257	231,876
Constant Contact, Inc., Term Loan, 7.935%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		264	248,562
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		125	118,234
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		173	165,727
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		50	47,179
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		214	211,191
Epicor Software Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		243	239,866
Marcel LUX IV SARL, Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		272	269,848
McAfee LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		387	342,115
Polaris Newco LLC, Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		179	156,725
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	359	$ 349,408
RealPage, Inc., Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	252	247,404
Sabre GLBL, Inc.:
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	84	69,244
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	16	13,210
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	249	212,059
UKG, Inc., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	392	378,817
		$ 4,161,213
Specialty Retail — 0.7%
Apro LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 7/9/31	74	$ 74,360
Great Outdoors Group LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	379	382,188
Harbor Freight Tools USA, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	295	294,750
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	231	231,486
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31	49	48,115
		$ 1,030,899
Trading Companies & Distributors — 0.4%
CD&R Hydra Buyer, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	147	$ 148,118
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30	61	62,254
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30	103	72,794
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	185	184,676
Windsor Holdings III LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	171	170,466
		$ 638,308

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	181	$ 181,798
		$ 181,798
Total Senior Floating-Rate Loans (identified cost $30,278,142)		$ 29,711,288

Sovereign Government Bonds — 20.7%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.2%
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	100	$ 115,763
4.75%, 2/14/35(14)	EUR	100	116,734
			$ 232,497
Angola — 0.5%
Angola Government International Bonds:
8.75%, 4/14/32(14)		220	$ 229,518
9.244%, 1/15/31(14)		217	231,770
9.375%, 3/31/33(14)		220	233,236
			$ 694,524
Argentina — 1.7%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(3)		1,411	$ 862,544
1.00%, 7/9/29		7	4,279
Argentina Republic Government International Bonds:
0.75% to 7/9/27, 7/9/30(3)		360	310,518
3.50% to 7/9/29, 7/9/41(3)		150	103,725
4.125% to 7/9/27, 7/9/35(3)		480	358,800
5.00%, 1/9/38		400	311,200
Province of Santa Fe, 8.10%, 12/11/34(14)		166	163,095
Provincia de Cordoba:
8.60%, 2/3/35(1)		12	11,610
9.75%, 7/2/32(1)(14)		220	229,185
Provincia del Chubut Argentina, 9.45%, 4/29/36(1)		266	274,645
			$ 2,629,601
Security	Principal Amount* (000's omitted)		Value
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(14)		150	$ 141,013
			$ 141,013
Barbados — 0.1%
Barbados Government International Bonds, 8.00%, 6/26/35(14)		181	$ 194,548
			$ 194,548
Benin — 0.1%
Benin Government International Bonds, 7.96%, 2/13/38(14)		200	$ 206,036
			$ 206,036
Bosnia and Herzegovina — 0.2%
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(14)	EUR	100	$ 119,083
6.375%, 5/8/33(14)(17)	EUR	160	184,254
			$ 303,337
Brazil — 0.6%
Brazil Government International Bonds:
3.875%, 6/12/30		200	$ 192,150
5.00%, 1/27/45		400	322,240
6.625%, 3/15/35		400	414,420
			$ 928,810
Bulgaria — 0.1%
Bulgaria Government International Bonds, 5.00%, 3/5/37(14)		70	$ 68,343
			$ 68,343
Chile — 0.7%
Chile Government International Bonds:
2.55%, 7/27/33		900	$ 776,295
3.50%, 1/25/50		200	144,720
4.95%, 1/5/36		200	199,940
			$ 1,120,955
Colombia — 0.5%
Colombia Government International Bonds:
3.125%, 4/15/31		600	$ 522,390
7.75%, 11/7/36		260	274,430
			$ 796,820

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Congo — 0.2%
DRC International Bonds, 9.50%, 4/16/37(14)	330	$ 337,562
		$ 337,562
Costa Rica — 0.3%
Costa Rica Government International Bonds:
6.55%, 4/3/34(14)	200	$ 215,425
7.158%, 3/12/45(14)	200	220,440
		$ 435,865
Dominican Republic — 0.7%
Dominican Republic International Bonds:
4.875%, 9/23/32(14)	610	$ 577,030
5.875%, 1/30/60(14)	191	166,208
6.85%, 1/27/45(14)	200	201,140
7.45%, 4/30/44(14)	100	107,330
		$ 1,051,708
Ecuador — 0.4%
Ecuador Government International Bonds:
0.00%, 7/31/30(14)	126	$ 108,328
6.90%, 7/31/35(14)	124	114,690
8.75%, 1/29/34(1)	200	204,500
9.25%, 1/29/39(1)	200	207,500
		$ 635,018
Egypt — 1.0%
Egypt Government International Bonds:
5.875%, 2/16/31(14)	200	$ 190,590
7.053%, 1/15/32(14)	276	271,720
7.903%, 2/21/48(14)	200	172,938
8.50%, 1/31/47(14)	200	182,093
8.625%, 2/4/30(14)	270	285,746
8.70%, 3/1/49(14)	200	185,789
8.75%, 9/30/51(14)	239	221,300
		$ 1,510,176
El Salvador — 0.2%
El Salvador Government International Bonds:
7.65%, 6/15/35(14)	50	$ 51,440
8.25%, 4/10/32(14)	110	116,331
9.65%, 11/21/54(1)	150	169,320
		$ 337,091
Security	Principal Amount* (000's omitted)	Value
Ethiopia — 0.3%
Ethiopia Government International Bonds, 6.625%, 12/11/24(9)(14)	475	$ 490,323
		$ 490,323
Georgia — 0.1%
Georgia Government International Bonds, 5.125%, 1/28/31(14)	200	$ 194,365
		$ 194,365
Ghana — 0.3%
Ghana Government International Bonds:
0.00%, 7/3/26(14)	9	$ 9,097
5.00% to 7/3/28, 7/3/29(3)(14)	172	168,626
5.00% to 7/3/28, 7/3/35(3)(14)	251	230,744
		$ 408,467
Guatemala — 0.3%
Guatemala Government International Bonds:
5.375%, 4/24/32(14)	200	$ 202,860
6.55%, 2/6/37(14)	200	214,200
		$ 417,060
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(14)	150	$ 172,548
		$ 172,548
Hungary — 0.6%
Hungary Government International Bonds:
2.125%, 9/22/31(14)	310	$ 270,016
5.50%, 3/26/36(14)	400	400,863
6.25%, 9/22/32(14)	200	213,644
		$ 884,523
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(14)	368	$ 330,260
		$ 330,260
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(14)	260	$ 279,132
		$ 279,132

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Jamaica — 0.2%
Jamaica Government International Bonds, 8.00%, 3/15/39	200	$ 242,020
		$ 242,020
Kazakhstan — 0.1%
Kazakhstan Government International Bonds, 4.714%, 4/9/35(14)	200	$ 197,251
		$ 197,251
Kenya — 0.3%
Republic of Kenya Government International Bonds:
8.70%, 2/26/39(14)	220	$ 207,901
9.50%, 3/5/36(14)	200	200,752
		$ 408,653
Lebanon — 0.6%
Lebanon Government International Bonds:
5.80%, 4/14/20(9)(14)	506	$ 129,030
6.00%, 1/27/23(9)(14)	148	37,537
6.10%, 10/4/22(9)(14)	463	117,176
6.15%, 6/19/20(9)(14)	37	9,371
6.20%, 2/26/25(9)(14)	81	20,624
6.25%, 5/27/22(9)(14)	52	13,183
6.25%, 11/4/24(9)(14)	61	15,452
6.25%, 6/12/25(9)(14)	83	21,165
6.375%, 3/9/20(9)(14)	47	11,941
6.40%, 5/26/23(9)(14)	432	110,192
6.60%, 11/27/26(9)(14)	52	13,204
6.65%, 4/22/24(9)(14)	364	92,838
6.65%, 11/3/28(9)(14)	42	10,699
6.65%, 2/26/30(9)(14)	66	16,994
6.75%, 11/29/27(9)(14)	103	26,385
6.85%, 3/23/27(9)(14)	38	9,660
6.85%, 5/25/29(9)(14)	334	85,697
7.00%, 12/3/24(9)(14)	32	8,126
7.00%, 3/20/28(9)(14)	129	33,036
7.00%, 4/22/31(9)(14)	264	69,210
7.00%, 3/23/32(9)(14)	58	15,217
7.05%, 11/2/35(9)(14)	24	6,287
7.25%, 3/23/37(9)(14)	84	21,933
8.20%, 5/17/33(9)(14)	24	6,330
8.25%, 4/12/21(9)(14)	20	5,316
		$ 906,603
Security	Principal Amount* (000's omitted)		Value
Mexico — 0.8%
Mexico Government International Bonds:
3.25%, 4/16/30		400	$ 375,270
4.875%, 5/19/33		200	191,200
5.00%, 4/27/51		200	158,800
6.00%, 5/7/36		400	402,200
			$ 1,127,470
Mongolia — 0.1%
Mongolia Government International Bonds, 6.625%, 2/25/30(14)		200	$ 205,977
			$ 205,977
Montenegro — 0.2%
Montenegro Government International Bonds, 4.875%, 4/1/32(14)	EUR	200	$ 236,292
			$ 236,292
Morocco — 0.1%
Morocco Government International Bonds, 3.00%, 12/15/32(14)		200	$ 174,824
			$ 174,824
Mozambique — 0.1%
Mozambique International Bonds, 9.00%, 9/15/31(14)		200	$ 164,375
			$ 164,375
Nigeria — 0.7%
Nigeria Government International Bonds:
7.875%, 2/16/32(14)		200	$ 211,061
8.375%, 3/24/29(14)		400	427,936
10.375%, 12/9/34(14)		350	419,647
			$ 1,058,644
Oman — 0.7%
Oman Government International Bonds:
5.375%, 3/8/27(14)		200	$ 201,641
6.25%, 1/25/31(14)		400	424,997
7.375%, 10/28/32(14)		350	399,165
			$ 1,025,803
Pakistan — 0.1%
Pakistan Government International Bonds, 7.375%, 4/8/31(14)		200	$ 193,078
			$ 193,078

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Panama — 0.6%
Panama Government International Bonds:
3.16%, 1/23/30		200	$ 190,000
5.662%, 2/23/38		350	352,800
6.40%, 2/14/35		400	428,000
			$ 970,800
Paraguay — 0.2%
Paraguay Government International Bonds:
4.95%, 4/28/31(14)		135	$ 135,844
6.00%, 2/9/36(14)		200	210,300
			$ 346,144
Peru — 0.6%
Peru Government International Bonds:
3.00%, 1/15/34		800	$ 692,000
3.30%, 3/11/41		170	130,815
			$ 822,815
Philippines — 0.7%
Philippines Government International Bonds:
5.00%, 7/17/33		600	$ 603,221
5.50%, 1/17/48		230	222,388
6.375%, 1/15/32		150	162,533
			$ 988,142
Romania — 0.7%
Romania Government International Bonds:
5.75%, 3/24/35(14)		682	$ 657,358
5.875%, 7/11/32(14)	EUR	59	71,070
6.125%, 10/7/37(14)	EUR	93	106,896
7.50%, 2/10/37(14)		230	245,842
			$ 1,081,166
Senegal — 0.1%
Senegal Government International Bonds, 7.75%, 6/10/31(14)		200	$ 119,887
			$ 119,887
Serbia — 0.1%
Serbia International Bonds, 2.125%, 12/1/30(14)		205	$ 180,017
			$ 180,017
Security	Principal Amount* (000's omitted)	Value
Sri Lanka — 0.3%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)	56	$ 53,390
3.35% to 9/15/27, 3/15/33(1)(3)	73	65,315
3.60% to 12/15/27, 6/15/35(1)(3)	37	28,571
3.60% to 11/15/27, 5/15/36(1)(3)	61	57,594
3.60% to 8/15/27, 2/15/38(1)(3)(14)	164	154,858
4.00%, 4/15/28(1)	40	37,971
		$ 397,699
Suriname — 0.6%
Suriname Government International Bonds:
7.70%, 11/6/30(1)	200	$ 208,150
8.50%, 11/6/35(1)	592	643,326
		$ 851,476
Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(14)	200	$ 204,000
		$ 204,000
Turkey — 0.8%
Turkiye Government International Bonds:
5.75%, 5/11/47	210	$ 163,241
6.875%, 3/17/36	250	245,422
9.125%, 7/13/30	480	531,500
9.375%, 1/19/33	220	249,631
		$ 1,189,794
Ukraine — 0.7%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/30(3)(14)	11	$ 6,816
0.00% to 2/1/27, 2/1/34(3)(14)	100	47,532
0.00% to 2/1/27, 2/1/35(3)(14)	66	33,723
0.00% to 2/1/27, 2/1/36(3)(14)	130	66,482
4.00% to 2/1/27, 2/1/32(3)(14)	193	148,199
4.50% to 2/1/27, 2/1/29(3)(14)	154	120,292
4.50% to 2/1/27, 2/1/34(3)(14)	318	195,461
4.50% to 2/1/27, 2/1/35(3)(14)	498	301,831
4.50% to 2/1/27, 2/1/36(3)(14)	225	133,671
		$ 1,054,007
Uruguay — 0.5%
Uruguay Government International Bonds:
5.10%, 6/18/50	130	$ 121,121

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Uruguay (continued)
Uruguay Government International Bonds: (continued)
5.442%, 2/14/37	600	$ 619,710
		$ 740,831
Uzbekistan — 0.3%
Republic of Uzbekistan Bonds, 6.90%, 2/28/32(14)	200	$ 214,787
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(14)	200	201,797
		$ 416,584
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(9)(14)	132	$ 57,472
7.00%, 12/1/18(9)(14)	97	42,801
7.00%, 3/31/38(9)(14)	67	31,658
7.65%, 4/21/25(9)(14)	177	84,031
7.75%, 10/13/19(9)(14)	214	98,387
8.25%, 10/13/24(9)(14)	176	84,947
9.00%, 5/7/23(9)(14)	186	93,647
9.25%, 9/15/27(9)	210	110,827
9.25%, 5/7/28(9)(14)	103	52,454
9.375%, 1/13/34(9)	24	12,600
11.75%, 10/21/26(9)(14)	87	49,900
11.95%, 8/5/31(9)(14)	128	73,120
12.75%, 8/23/22(9)(14)	253	144,577
13.625%, 8/15/18(9)(14)	36	20,430
		$ 956,851
Zambia — 0.1%
Zambia Government International Bonds:
0.50%, 12/31/53(14)	170	$ 116,502
5.75% to 6/30/31, 6/30/33(3)(14)	35	34,811
		$ 151,313
Total Sovereign Government Bonds (identified cost $29,338,698)		$ 31,213,098

Sovereign Loans — 0.6%
Borrower/Description	Principal Amount* (000's omitted)		Value
Bahamas — 0.2%
Commonwealth of the Bahamas, Term Loan, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	248	$ 297,595
			$ 297,595
Tanzania — 0.4%
Government of the United Republic of Tanzania, Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)		617	$ 613,550
			$ 613,550
Total Sovereign Loans (identified cost $886,557)			$ 911,145

U.S. Government Agency Mortgage-Backed Securities — 13.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.231%, (COF + 1.254%), 1/1/35(23)	$33	$ 32,471
6.15%, 7/20/27	2	2,452
Federal National Mortgage Association:
5.00%, with various maturities to 2040	398	402,781
5.50%, with various maturities to 2033	203	207,143
5.988%, (6 mo. RFUCCT + 1.564%), 9/1/37(23)	73	74,617
6.351%, (COF + 2.004%), 7/1/32(23)	40	40,440
Government National Mortgage Association:
5.00%, 6/20/52	1,559	1,561,719
5.50%, with various maturities to 2062	1,322	1,351,641
6.00%, with various maturities to 2054	619	643,666
6.50%, 1/20/54	325	344,741
7.00%, 2/20/54	938	983,564
7.50%, 2/20/54	1,062	1,126,612
8.00%, 3/15/34	47	47,747
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(24)	6,100	6,015,648
5.50%, 30-Year, TBA(24)	7,250	7,288,006
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $20,113,867)		$ 20,123,248

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(10)(12)	104	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.5%
Affiliated Fund — 5.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(25)	8,672,111	$ 8,672,111
Total Affiliated Fund (identified cost $8,672,111)		$ 8,672,111

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(26)	$169	$ 168,782
0.00%, 5/28/26	80	79,786
0.00%, 6/4/26(26)	715	712,575
0.00%, 6/11/26	84	83,656
0.00%, 7/9/26	167	165,848
Total U.S. Treasury Obligations (identified cost $1,210,664)		$ 1,210,647
Total Short-Term Investments (identified cost $9,882,775)		$ 9,882,758
Total Investments — 119.6% (identified cost $187,024,352)		$180,738,147
Less Unfunded Loan Commitments — (0.0)%†		$ (32,038)
Net Investments — 119.6% (identified cost $186,992,314)		$180,706,109
Other Assets, Less Liabilities — (19.6)%		$ (29,614,269)
Net Assets — 100.0%		$151,091,840

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $49,350,738 or 32.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $20,205,046 or 13.4% of the Fund's net assets.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Security converts to variable rate after the indicated fixed-rate coupon period.
(17)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $32,081. See Note 1F for description.
(20)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(21)	Principal amount is less than $500.
(22)	Fixed-rate loan.
(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(24)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(25)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2026.
(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	161,084	USD	186,431	6/17/26	$ 3,000
EUR	77,921	USD	90,182	6/17/26	1,451
EUR	65,465	USD	75,766	6/17/26	1,219
EUR	148,828	USD	173,960	6/17/26	1,058
EUR	5,777	USD	6,686	6/17/26	108
USD	2,169	EUR	1,874	6/17/26	(35)
USD	39,656	EUR	34,264	6/17/26	(638)
USD	159,302	EUR	136,288	6/17/26	(969)
USD	78,867	EUR	68,144	6/17/26	(1,269)
USD	208,032	EUR	179,748	6/17/26	(3,347)
USD	381,926	EUR	330,000	6/17/26	(6,146)
USD	397,101	EUR	343,112	6/17/26	(6,390)
USD	439,794	EUR	380,000	6/17/26	(7,077)
USD	491,636	EUR	424,794	6/17/26	(7,911)
USD	1,044,213	EUR	902,243	6/17/26	(16,802)
					$ (43,748)

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	456,062	EUR	395,203	Standard Chartered Bank	5/5/26	$ —	$ (7,768)
EUR	38,462	USD	45,318	JPMorgan Chase Bank, N.A.	5/8/26	—	(171)
EUR	231,906	USD	273,631	JPMorgan Chase Bank, N.A.	5/8/26	—	(1,416)
EUR	368,290	USD	433,942	JPMorgan Chase Bank, N.A.	5/8/26	—	(1,638)
EUR	670,241	USD	784,925	Standard Chartered Bank	5/8/26	1,814	—
EUR	31,626	USD	37,037	Standard Chartered Bank	5/8/26	86	—
USD	117,111	EUR	100,000	Standard Chartered Bank	5/8/26	—	(271)
USD	68,055	EUR	57,414	Deutsche Bank AG	5/29/26	595	—
USD	61,199	EUR	51,615	State Street Bank and Trust Company	5/29/26	553	—
USD	56,962	EUR	48,149	State Street Bank and Trust Company	5/29/26	388	—
USD	464,196	EUR	395,203	Standard Chartered Bank	6/2/26	—	(244)
USD	104,816	EUR	90,930	Deutsche Bank AG	6/30/26	—	(2,176)
USD	163,927	EUR	142,223	Goldman Sachs International	6/30/26	—	(3,419)
						$3,436	$(17,103)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	2	Long	6/8/26	$ 294,257	$ (948)
U.S. 5-Year Treasury Note	19	Long	6/30/26	2,048,883	(32,671)
U.S. Ultra 10-Year Treasury Note	6	Long	6/18/26	677,156	(18,936)
Euro-Bobl	(7)	Short	6/8/26	(948,485)	7,987
Euro-Buxl	(1)	Short	6/8/26	(127,904)	3,310
U.S. 5-Year Treasury Note	(66)	Short	6/30/26	(7,117,172)	100,108
U.S. 10-Year Treasury Note	(65)	Short	6/18/26	(7,188,594)	133,672
U.S. Long Treasury Bond	(11)	Short	6/18/26	(1,241,281)	47,469
U.S. Ultra-Long Treasury Bond	(19)	Short	6/18/26	(2,185,594)	65,984
					$305,975
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 5,000	1.00% (pays quarterly)(4)	2.05%	6/20/31	$ (229,640)	$290,568	$ 60,928
Croatia	5,000	1.00% (pays quarterly)(4)	0.52	6/20/31	119,075	(92,947)	26,128

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 180	1.00% (pays quarterly)(4)	2.79%	12/20/28	$ (7,628)	$ 28,893	$ 21,265
Hungary	2,200	1.00% (pays quarterly)(4)	0.80	6/20/31	22,909	12,555	35,464
Indonesia	3,000	1.00% (pays quarterly)(4)	0.92	6/20/31	14,729	(5,966)	8,763
Mexico	2,500	1.00% (pays quarterly)(4)	0.89	6/20/31	15,969	7,612	23,581
Peru	2,000	1.00% (pays quarterly)(4)	0.71	6/20/31	28,994	(16,621)	12,373
Total	$19,880				$ (35,592)	$224,094	$188,502
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(4)	6/20/30	$ 192	$ (1,446)	$ (1,254)
Total				$192	$(1,446)	$(1,254)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 500	1.00% (pays quarterly)(4)	3.89%	12/20/30	$ (55,747)	$ 80,867	$ 25,120
Brazil	Bank of America, N.A.	2,518	1.00% (pays quarterly)(4)	1.20	6/20/31	(19,723)	57,644	37,921
Brazil	Citibank, N.A.	1,050	1.00% (pays quarterly)(4)	1.32	12/20/31	(15,568)	85,808	70,240
Ivory Coast	Deutsche Bank AG	1,369	1.00% (pays quarterly)(4)	1.49	6/20/27	(5,904)	40,431	34,527
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(4)	1.49	6/20/27	(6,578)	44,993	38,415
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(4)	0.99	12/20/31	1,185	17,338	18,523
Petroleos Mexicanos	Barclays Bank PLC	182	1.00% (pays quarterly)(4)	1.52	12/20/26	(383)	1,471	1,088
Petroleos Mexicanos	Barclays Bank PLC	95	1.00% (pays quarterly)(4)	1.71	6/20/27	(638)	1,800	1,162
Petroleos Mexicanos	Barclays Bank PLC	181	1.00% (pays quarterly)(4)	1.71	6/20/27	(1,216)	2,940	1,724

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 88	1.00% (pays quarterly)(4)	1.50%	6/20/26	$ 41	$ 462	$ 503
Petroleos Mexicanos	Goldman Sachs International	46	1.00% (pays quarterly)(4)	1.50	6/20/26	22	78	100
Petroleos Mexicanos	Goldman Sachs International	35	1.00% (pays quarterly)(4)	1.71	6/20/27	(235)	549	314
Petroleos Mexicanos	Goldman Sachs International	180	1.00% (pays quarterly)(4)	1.71	6/20/27	(1,209)	2,841	1,632
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	68	1.00% (pays quarterly)(4)	1.67	6/20/27	(429)	1,195	766
U.S. Single Family Rental	Goldman Sachs International	951	7.85% (pays monthly)(4)	7.99	3/18/28	9,611	630	10,241
Total		$9,476				$ (96,771)	$339,047	$242,276
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Barclays Bank PLC	$ 16	5.00% (pays quarterly)(4)	12/20/26	$ (499)	$ 155	$ (344)
Ivory Coast	Barclays Bank PLC	2,894	1.00% (pays quarterly)(4)	6/20/27	12,482	(56,970)	(44,488)
Total					$11,983	$ (56,815)	$(44,832)
(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $29,356,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $176,336,921)	$ 170,169,112
Affiliated investments, at value (identified cost $10,655,393)	10,536,997
Cash	143,306
Deposits for derivatives collateral:
Futures contracts	328,059
Centrally cleared derivatives	3,772,866
Foreign currency, at value (identified cost $183,932)	183,910
Interest receivable	1,194,596
Interest and dividends receivable from affiliated investments	35,224
Receivable for investments sold	3,219,836
Receivable for variation margin on open centrally cleared derivatives	6,989
Receivable for open forward foreign currency exchange contracts	3,436
Receivable for open swap contracts	242,276
Upfront payments on open OTC swap contracts	56,970
Tax reclaims receivable	130
Trustees' deferred compensation plan	90,279
Prepaid upfront fees on notes payable	25,816
Prepaid expenses	4,721
Total assets	$190,014,523
Liabilities
Notes payable	$ 21,000,000
Payable for investments purchased	1,007,400
Payable for when-issued/forward commitment securities	15,764,117
Payable for variation margin on open futures contracts	27,644
Payable for open forward foreign currency exchange contracts	17,103
Payable for open swap contracts	44,832
Upfront receipts on open OTC swap contracts	339,202
Payable to affiliates:
Investment adviser fee	134,353
Trustees' fees	1,031
Trustees' deferred compensation plan	90,279
Accrued expenses and other liabilities	496,722
Total liabilities	$ 38,922,683
Commitments and contingencies (see Note 11)
Net Assets	$151,091,840
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 134,569
Additional paid-in capital	189,237,310
Accumulated loss	(38,280,039)
Net Assets	$151,091,840
Common Shares Issued and Outstanding	13,456,906
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.23

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income	$ 6,011
Dividend income from affiliated investments	179,725
Interest income	5,453,426
Interest income from affiliated investments	28,659
Other income	68,619
Total investment income	$5,736,440
Expenses
Investment adviser fee	$ 773,931
Trustees’ fees and expenses	5,843
Custodian fee	135,287
Transfer and dividend disbursing agent fees	9,069
Legal and accounting services	107,678
Printing and postage	36,706
Interest expense and fees	577,720
Miscellaneous	18,280
Total expenses	$1,664,514
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 7,048
Total expense reductions	$ 7,048
Net expenses	$1,657,466
Net investment income	$4,078,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (497,663)
Futures contracts	(187,729)
Swap contracts	136,106
Foreign currency transactions	(1,287)
Forward foreign currency exchange contracts	118,779
Net realized loss	$ (431,794)
Change in unrealized appreciation (depreciation):
Investments	$ (277,648)
Investments - affiliated investments	93,599
Futures contracts	395,262
Swap contracts	197,581
Foreign currency	16,027
Forward foreign currency exchange contracts	(136,689)
Net change in unrealized appreciation (depreciation)	$ 288,132
Net realized and unrealized loss	$ (143,662)
Net increase in net assets from operations	$3,935,312

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,078,974	$ 8,893,283
Net realized loss	(431,794)	(206,509)
Net change in unrealized appreciation (depreciation)	288,132	6,150,805
Net increase in net assets from operations	$ 3,935,312	$ 14,837,579
Distributions to shareholders	$ (6,032,731)*	$ (9,799,820)
Tax return of capital to shareholders	$ —	$ (2,288,384)
Capital share transactions:
Reinvestment of distributions	$ —	$ 103,719
Net increase in net assets from capital share transactions	$ —	$ 103,719
Net increase (decrease) in net assets	$ (2,097,419)	$ 2,853,094
Net Assets
At beginning of period	$ 153,189,259	$ 150,336,165
At end of period	$151,091,840	$153,189,259
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 3,935,312
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(171,019,029)
Investments sold and principal repayments	173,708,705
Decrease in short-term investments, net	7,682,486
Net amortization/accretion of premium (discount)	(133,174)
Amortization of prepaid upfront fees on notes payable	14,910
Decrease in interest receivable	67,299
Decrease in interest and dividends receivable from affiliated investments	19,297
Decrease in receivable for variation margin on open futures contracts	9,207
Decrease in receivable for variation margin on open centrally cleared derivatives	11,403
Increase in receivable for open swap contracts	(29,464)
Decrease in upfront payments on open non-centrally cleared swap contracts	24,848
Increase in tax reclaims receivable	(3)
Decrease in Trustees’ deferred compensation plan	4,094
Increase in prepaid expenses	(2,185)
Increase in payable for variation margin on open futures contracts	27,644
Decrease in payable for open swap contracts	(27,917)
Decrease in upfront receipts on open OTC swap contracts	(43,902)
Decrease in payable to affiliates for investment adviser fee	(18,325)
Decrease in payable to affiliates for Trustees' fees	(221)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(4,094)
Increase in accrued expenses and other liabilities	75,626
Decrease in unfunded loan commitments	(18,704)
Net change in unrealized (appreciation) depreciation from investments	184,049
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	38,671
Net realized loss from investments	497,663
Net cash provided by operating activities	$ 15,004,196
Cash Flows From Financing Activities
Cash distributions paid	$ (6,032,731)
Repayments of notes payable	(9,000,000)
Payment of upfront fees on notes payable	(30,000)
Net cash used in financing activities	$ (15,062,731)
Net decrease in cash and restricted cash*	$ (58,535)
Cash and restricted cash at beginning of period (including foreign currency)	$ 4,486,676
Cash and restricted cash at end of period (including foreign currency)	$ 4,428,141
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 560,281
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(1,530).

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2026
Cash	$ 143,306
Deposits for derivatives collateral:
Futures contracts	328,059
Centrally cleared derivatives	3,772,866
Foreign currency	183,910
Total cash and restricted cash as shown on the Statement of Cash Flows	$4,428,141

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$ 11.38	$ 11.18	$ 10.49	$ 10.48	$ 13.31	$ 13.23
Income (Loss) From Operations
Net investment income(1)	$ 0.30	$ 0.66	$ 0.75	$ 0.77	$ 0.56	$ 0.71
Net realized and unrealized gain (loss)	—	0.44	0.88	0.22	(2.19)	0.42
Total income (loss) from operations	$ 0.30	$ 1.10	$ 1.63	$ 0.99	$ (1.63)	$ 1.13
Less Distributions
From net investment income	$ (0.45)*	$ (0.73)	$ (0.82)	$ (0.87)	$ (0.67)	$ (0.60)
Tax return of capital	—	(0.17)	(0.12)	(0.11)	(0.53)	(0.49)
Total distributions	$ (0.45)	$ (0.90)	$ (0.94)	$ (0.98)	$ (1.20)	$ (1.09)
Discount on tender offer(1)	$ —	$ —	$ —	$ —	$ —	$ 0.04
Net asset value — End of period	$11.23	$11.38	$11.18	$10.49	$ 10.48	$13.31
Market value — End of period	$10.75	$11.23	$11.16	$ 9.95	$ 10.64	$13.53
Total Investment Return on Net Asset Value(2)	2.80% (3)	10.32%	16.12%	10.20%	(12.67)%	9.29%
Total Investment Return on Market Value(2)	(0.28)% (3)	9.06%	22.32%	2.86%	(12.71)%	23.94%

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Financial Highlights — continued

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,092	$153,189	$150,336	$141,042	$140,883	$178,651
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.43% (5)	1.55%	1.54%	1.44%	1.47%	1.35%
Interest and fee expense(6)	0.76% (5)	1.22%	1.53%	1.24%	0.75%	0.28%
Total expenses	2.19% (5)	2.77%	3.07%	2.68%	2.22%	1.63%
Net expenses	2.19% (5)(7)	2.77% (7)	3.07% (7)	2.68% (7)	2.22% (7)	1.63%
Net investment income	5.39% (5)	5.89%	6.70%	7.14%	4.70%	5.16%
Portfolio Turnover	96% (8)	129% (8)	156% (8)	231% (8)	182% (8)	76% (8)
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 21,000	$ 30,000	$ 35,000	$ 25,500	$ 32,000	$ 43,000
Asset coverage per $1,000 of notes payable(9)	$ 8,195	$ 6,106	$ 5,295	$ 6,531	$ 5,403	$ 5,155
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 7).
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
N  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains. In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component. For the six months ended April 30, 2026, the amount of distributions estimated to be a tax return of capital was approximately $1,480,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $29,478,258 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $7,626,734 are short-term and $21,851,524 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 187,622,443
Gross unrealized appreciation	$ 7,196,957
Gross unrealized depreciation	(13,480,039)
Net unrealized depreciation	$ (6,283,082)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent the value of all assets of the Fund (including assets acquired with financial leverage), plus the notional value of long and short forward foreign currency contracts and futures contracts and swaps based upon foreign currencies, issuers or markets held by the Fund, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations in a given country denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.
The investment advisory agreement provides that if investment leverage exceeds 40% of the Fund's total leveraged assets, EVM shall not be entitled to receive the above described compensation with respect to total leveraged assets in excess of this amount. As of April 30, 2026, the Fund's investment leverage was 22% of its total leveraged assets. For the six months ended April 30, 2026, the investment adviser fee amounted to $773,931 or 0.75% (annualized) of the Fund’s average daily total leveraged assets and 1.02% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $7,048 relating to the Fund’s investment in the Liquidity Fund.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM's organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 27,389,419	$ 34,031,719
U.S. Government and Agency Securities	137,018,948	132,872,260
	$164,408,367	$166,903,979
5  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2026. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the year ended October 31, 2025 were 9,182.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2026 and the year ended October 31, 2025.
At April 30, 2026, according to the filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, two affiliated entities together owned 12.4% of the Fund’s common shares.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $125,232. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $710,745 at April 30, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ 201,868(1)	$ 6,836(1)	$ 358,530(1)	$ 567,234
Receivable for open forward foreign currency exchange contracts	—	3,436	—	3,436
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	23,341	—	—	23,341
Total Asset Derivatives	$ 225,209	$ 10,272	$358,530	$ 594,011
Derivatives not subject to master netting or similar agreements	$ 201,868	$ 6,836	$358,530	$ 567,234
Total Asset Derivatives subject to master netting or similar agreements	$ 23,341	$ 3,436	$ —	$ 26,777
Accumulated loss	$ (237,268)(1)	$ (50,584)(1)	$ (52,555)(1)	$ (340,407)
Payable for open forward foreign currency exchange contracts	—	(17,103)	—	(17,103)
Payable for open swap contracts; Upfront receipts on open OTC swap contracts	(108,129)	—	—	(108,129)
Total Liability Derivatives	$(345,397)	$(67,687)	$ (52,555)	$(465,639)
Derivatives not subject to master netting or similar agreements	$(237,268)	$(50,584)	$ (52,555)	$(340,407)
Total Liability Derivatives subject to master netting or similar agreements	$(108,129)	$(17,103)	$ —	$(125,232)
(1)	For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Barclays Bank PLC	$ 12,482	$ (2,736)	$ —	$ —	$ 9,746
Citibank, N.A.	1,185	(1,185)	—	—	—
Deutsche Bank AG	595	(595)	—	—	—
Goldman Sachs International	9,674	(4,863)	—	—	4,811
Standard Chartered Bank	1,900	(1,900)	—	—	—
State Street Bank and Trust Company	941	—	—	—	941
	$26,777	$(11,279)	$ —	$ —	$15,498

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (19,723)	$ —	$ —	$ —	$ (19,723)
Barclays Bank PLC	(2,736)	2,736	—	—	—
Citibank, N.A.	(15,568)	1,185	14,383	—	—
Deutsche Bank AG	(70,405)	595	—	—	(69,810)
Goldman Sachs International	(4,863)	4,863	—	—	—
JPMorgan Chase Bank, N.A.	(3,654)	—	—	—	(3,654)
Standard Chartered Bank	(8,283)	1,900	—	—	(6,383)
	$(125,232)	$11,279	$14,383	$ —	$(99,570)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ (187,729)	$ (187,729)
Swap contracts	136,106	—	—	136,106
Forward foreign currency exchange contracts	—	118,779	—	118,779
Total	$136,106	$ 118,779	$(187,729)	$ 67,156
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ 395,262	$ 395,262
Swap contracts	197,581	—	—	197,581
Forward foreign currency exchange contracts	—	(136,689)	—	(136,689)
Total	$197,581	$(136,689)	$ 395,262	$ 456,154
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Swap Contracts
$8,917,000	$16,758,000	$6,457,000	$32,186,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Credit Agreement
The Fund has entered into a Credit Agreement, as amended, (the Agreement) with a bank to borrow up to a limit of $60 million. Pursuant to an amendment to the Agreement dated March 10, 2026, the Agreement is structured as an evergreen credit agreement that automatically renews on an annual basis. The Fund may terminate the Agreement at any time with three business days’ written notice. The Agreement may be terminated by the lender with 180 days’ written notice (or sooner if mutually agreed upon) provided that no termination event occur before March 9, 2027. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the Secured Overnight Financing Rate (SOFR) or the Federal Funds rate and is payable monthly. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% on the borrowing limit and an annual upfront fee. In March 2026, the Fund paid an upfront fee of $30,000, which is being amortized to interest expense through March 9, 2027. The unamortized balance at April 30, 2026 is approximately $26,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2026, the Fund had borrowings outstanding under the Agreement of $21,000,000 at an annual interest rate of 4.66%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2026 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2026. For the six months ended April 30, 2026, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $21,596,685 and 4.77%, respectively.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At April 30, 2026, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $10,536,997, which represents 7.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$ 763,709	$ —	$ —	$ —	$ 105,178	$ 871,760	$ 16,854	$1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	209,438	—	—	—	13,453	223,682	5,035	$ 250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	787,706	—	—	—	(25,032)	769,444	6,770	$1,227,333
Short-Term Investments
Liquidity Fund	16,558,200	37,279,462	(45,165,551)	—	—	8,672,111	179,725	8,672,111
Total				$ —	$ 93,599	$10,536,997	$208,384
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 12,310,581	$ —	$ 12,310,581
Collateralized Mortgage Obligations	—	39,238,485	—	39,238,485
Commercial Mortgage-Backed Securities	—	10,446,565	—	10,446,565
Common Stocks	10,173	886,448	102,004	998,625
Corporate Bonds	—	25,819,691	—	25,819,691
Preferred Stocks	—	29,236	53,427	82,663
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	29,563,251	115,999	29,679,250
Sovereign Government Bonds	—	31,213,098	—	31,213,098
Sovereign Loans	—	911,145	—	911,145
U.S. Government Agency Mortgage-Backed Securities	—	20,123,248	—	20,123,248
Warrants	—	—	0	0

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$ 8,672,111	$ —	$ —	$ 8,672,111
U.S. Treasury Obligations	—	1,210,647	—	1,210,647
Total Investments	$ 8,682,284	$ 171,752,395	$ 271,430	$ 180,706,109
Forward Foreign Currency Exchange Contracts	$ —	$ 10,272	$ —	$ 10,272
Futures Contracts	358,530	—	—	358,530
Swap Contracts	—	225,209	—	225,209
Total	$ 9,040,814	$ 171,987,876	$ 271,430	$ 181,300,120
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (67,687)	$ —	$ (67,687)
Futures Contracts	(52,555)	—	—	(52,555)
Swap Contracts	—	(345,397)	—	(345,397)
Total	$ (52,555)	$ (413,084)	$ —	$ (465,639)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
11  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

A request by the Fund and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026, and the Court is expected to rule by July 2026. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 5, 2026. The following action was taken by the shareholders:
Proposal 1(a): The election of Valerie A. Mosley, Marcus L. Smith and Nancy Wiser Stefani as Class III Trustees of the Fund for a three-year term expiring in 2029.
	Number of Shares
Nominees for Trustee	For	Withheld
Valerie A. Mosley	7,550,973	741,109
Marcus L. Smith	7,990,152	301,930
Nancy Wiser Stefani	7,875,110	416,972

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2026
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2026

FACTS	WHAT DOES MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (“MSIM”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ Investment experience and risk tolerance
■ Checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don’t share
To limit our sharing	To limit sharing, call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com. Please include your name, address, and first three digits (and only the first three digits) of your account number in the email. If we serve you through an investment professional, please contact them directly. Specific Internet addresses, mailing addresses, and telephone numbers are listed on your statements and other correspondence.
Please Note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
*MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Questions?	Call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (See Affiliates definition below.)
What we Do
How does MSIM protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Atlanta Capital Management Company, LLC, Parametric Portfolio Associates LLC, Morgan Stanley Investment Management Co., Morgan Stanley Investment Management Ltd; registered broker-dealers such as Morgan Stanley Distribution, Inc. and Eaton Vance Distributors, Inc. (collectively, the “Investment Management Affiliates”); and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with non-affiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7741    4.30.26

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026